Debt (Tables)	12 Months Ended
Jul. 01, 2016
Debt Disclosure [Abstract]
Schedule of Debt
Debt consisted of the following as of July 1, 2016 and July 3, 2015:

	July 1, 2016	July 3, 2015
	(in millions)
Variable interest rate term loan maturing 2019	$—	$2,312
Variable interest rate term loan maturing 2021 (Term Loan A)	4,125	—
Variable interest rate USD term loan maturing 2023 (U.S. Term Loan B)	3,750	—
Variable interest rate Euro term loan maturing 2023 (Euro Term Loan B)(1)	987	—
7.375% senior secured notes due 2023	1,875	—
10.500% senior unsecured notes due 2024	3,350	—
Convertible senior notes	439	—
Bridge loans	3,000	—
Total debt	17,526	2,312
Issuance costs and debt discounts	(532)	(11)
Subtotal	16,994	2,301
Less bridge loans and current portion of long-term debt	(3,334)	(152)
Long-term debt	$13,660	$2,149

(1)	Euro Term Loan B principal amount was based upon the Euro exchange rate as of July 1, 2016.

Debt Maturities Schedule
As of July 1, 2016, annual debt maturities were as follows:

Fiscal Years	Debt Maturities
(in millions)
2017	$3,424
2018	254
2019	357
2020	460
2021	3,306
Thereafter	9,725
Total	17,526
Issuance costs and debt discounts	(532)
Net carrying value	$16,994